Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital
Schedule of Share Capital
	December 31,	December 31,
	2023	2022

Issued
218,689,766(2022:204,455,721)common shares	$455,548	$449,374
Nil (2022: Nil) preferred shares	-	-
	$455,548	$449,374

Schedule of Changes in Company's Outstanding Stock Options
		Year ended		Year ended		Year ended
		December 31,		December 31,		December 31,
		2023		2022		2021
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Number	price	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	12,367	$2.40	12,579	$2.81	10,659	$3.45
Granted	8,200	0.62	3,750	1.20	3,700	1.70
Exercised	-	-	-	-	(90)	2.39
Expired	(3,197)	3.79	(3,962)	2.56	(1,690)	4.43
Balance, end of year	17,370	$1.30	12,367	$2.40	12,579	$2.81

Schedule of Stock Options Outstanding and Exercisable
	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

$0.01 to $1.00	2.46	8,500	$0.62	2,933	$0.62
$1.01 to $2.00	0.86	6,785	1.47	5,648	1.51
$3.01 to $4.00	0.93	2,085	3.54	2,085	3.54
		17,370	$1.30	10,666	$1.67

Schedule of Fair Value Weighted Average Assumptions
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021

Expected stock price volatility (1)	67%	68%	68%
Risk free interest rate	3.62%	1.78%	0.56%
Expected life	3 years	3 years	3 years
Expected forfeiture rate	3.60%	3.53%	2.66%
Expected dividend yield	0%	0%	0%

Share-based payments included in cost of sales	$-	$-	$-
Share-based payments included in general and administrative expenses	1,764	2,487	4,030
Total share-based payments	$1,764	$2,487	$4,030

Schedule of Warrants Issued and Outstanding
Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
3,500,000	0.55	Jun 2023	Jun 21, 2026
750,000	0.55	Oct 2023	Oct 30, 2026
4,250,000